Financial risk management and fair value estimates (Details 1) - Uruguayan Peso [Member] - Urban Properties And Investments Business [Member] - Operation Center In Argentina [Member] - USD - ARS ($)
$ in Millions
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	$ (14,979)	$ (21,302)
Argentine Peso [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	(14,787)	(20,729)
UYU
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	$ (192)	$ (573)